TAXES ON INCOME	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 8:-	TAXES ON INCOME

a.	Tax rates:

Taxable income of the Israeli companies is subject to the Israeli corporate tax at the rate as follows: 2015 – 26.5%, 2014 - 26.5%, 2013 - 25%.

b.	Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2014	2015
Deferred tax assets:
Net operating loss and capital loss carry forward	$40,520	$36,109
Valuation allowance	(40,520)	(36,109)

Net deferred tax asset	-	-

Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax assets regarding the loss carry-forward will not be realized in the foreseeable future.

c.	Net operating losses carry-forward:

The Company has accumulated operating losses for tax purposes as of December 31, 2015 in the amount of approximately $28,600 (denominated in NIS), which may be carried forward and offset against taxable income in the future for an indefinite period.

The Company has accumulated capital losses of approximately $115,836 (denominated in NIS), which may be carried forward and offset against capital gains.

d.	The main reconciling item from the statutory tax rate of the Company to the effective tax rate are valuation allowances provided for deferred tax assets.

e.	Tax reports filed by the Company in Israel through the year ended December 31, 2010 are considered final.

f.	As of December 31, 2013, 2014 and 2015, the Company did not have any unrecognized tax benefits or uncertain tax positions.